Interest and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2021
Interest and Finance Costs [Abstract]
Interest and Finance Costs
The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	2021	2020	2019
Interest expense on bank debt (Note 8)	$1,596	$1,710	$416
Amortization of deferred financing costs	143	325	154
Commitment fees and other	62	54	81
Total	$1,801	$2,089	$651